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ZURICH KEMPER
Lifeinvestor SM A Flexible Premium Variable Universal Life Insurance Policy
2001 Annual Report

Includes annual reports for:

The Alger American Fund

American Century

Variable Portfolios, Inc.

Deutsche Asset Management VIT Funds

The Dreyfus Socially Responsible

Growth Fund, Inc.

Dreyfus Life & Annuity Index Fund

DBA Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund

Franklin Templeton Variable

Insurance Products Trust

Fidelity Variable Insurance

Products Fund

INVESCO Variable Investment

Funds, Inc.

Janus Aspen Series

Scudder Variable Series I

Scudder Variable Series II

Zurich Kemper Lifeinvestor SM is a flexible premium variable universal life insurance policy underwritten by Kemper Investors Life Insurance Company,

a Zurich Life company, Schaumburg, IL, policy form series L-8521.

Securities distributed by Investors Brokerage Services, Inc.

Zurich Life. The way life should be. ®

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LINVST-AN (02/02)

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